MANAGEMENT'S PLANS TO CONTINUE AS A GOING CONCERN (Details Narrative) - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated deficit	$ (3,749,647)	$ (3,356,871)		$ (2,354,528)
Cash and cash equivalents	$ 5,694	$ 320,946	$ 34,752	$ 105,256	$ 492,788